SUBSEQUENT EVENTS - Securities purchase agreement (Details) $ / shares in Units, $ in Millions	Mar. 17, 2021 USD ($) instrument $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Jul. 06, 2019 $ / shares	Jul. 05, 2019 $ / shares	May 13, 2019 $ / shares	Dec. 04, 2018 $ / shares
Subsequent Event [Line Items]
Par value per share | $ / shares		$ 0.0005	$ 0.0005	$ 0.0005	$ 0.01	$ 0.01	$ 0.01
Subsequent event | Securities Purchase Agreement
Subsequent Event [Line Items]
Number of investors | instrument	2
Investments | $	$ 10
Number of units issued | shares	1,960,784
Number of shares per unit | shares	1
Par value per share | $ / shares	$ 0.0005
Number of warrants per unit | shares	0.50
Warrants, exercise price | $ / shares	$ 5.61